INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about intangible assets [abstract]
Schedule of Intangible Assets
	Cost					Accumulated depreciation and impairment
	Balance at	Additions	Deletions	Disposal	Balance at	Balance at	Additions	Deletions	Impairment	Balance at	Net book value
	beginning	during	during	during	end of	beginning	during	during	during	end of	December 31,
	of year	year	year	year	year	of year	year	year	year	year	2023	2024
			in USD thousands					in USD thousands			in USD thousands
Composition in 2023
Intellectual property	21,792	-	-	450	21,342	96	-	-	6,703	6,799	14,543	-
Computer software	801	181	-	-	982	612	59	-	-	671	311	-
	22,593	181	-	450	22,324	708	59	-	6,703	7,470	14,854	-
Composition in 2024
Intellectual property	21,342	-	-	3,323	18,019	6,799	-	-	1,010	7,809	14,543	10,210
Computer software	982	1	185	-	798	671	73	185	-	559	311	239
	22,324	1	185	3,323	18,817	7,470	73	185	1,010	8,368	14,854	10,449